Investment in Affiliates - Income Statement Data (Table) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Revenue	$ 7,643	$ 83,362
Net income/ (loss) before non-cash change in fair value of Junior Loan	2,551	27,072
Net income/(loss)	$ 2,551	27,072
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Revenue		41,437	$ 35,119	$ 1,152
Net income/ (loss) before non-cash change in fair value of Junior Loan		(1,347)	(5,061)	(355)
Net income/(loss)		(1,118)	$ (1,896)	$ (1,096)
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Revenue		20,767
Net income/ (loss) before non-cash change in fair value of Junior Loan		1,673
Net income/(loss)		$ 77,252